Post Employment Benefit Obligations - Summary of Expected Flow for Benefits for Next Five Years (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 CLP ($)
Less Than One Year [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 7,448,154
One to Two Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	5,436,208
Two to Three Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	5,779,343
Three to Four Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	5,630,099
Four to Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	5,339,404
More Than Five Years [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 26,450,572